UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23439

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ETF Opportunities Trust
(Exact name of registrant as specified in charter)

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8730 Stony Point Parkway,
Suite 205
Richmond, VA 23235
(Address of principal executive offices)

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801
(Name and address of agent for service)

With Copy to:

Practus, LLP
11300 Tomahawk Creek Parkway,
Suite 310
Leawood, KS 66211

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Registrant’s telephone number, including area code: (804) 267-7400

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Tuttle Capital Shareholders First Index ETF

ITEM 1.(a).    Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT december 31, 2024
Tuttle Capital Shareholders First Index ETF
TICKER: ESGX (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the Tuttle Capital Shareholders First Index ETF for the period of September 9, 2024 (Inception) to December 31, 2024. You can ﬁnd additional information about the Fund at www.shareholdersfirstetf.com/fund-info. You can also request this information by contacting us at (833) 759-6110.

This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tuttle Capital Shareholders First Index ETF	$23¹	0.75%²

¹ Costs are for the period of September 9, 2024 to December 31, 2024. Costs for a full semi-annual period would be higher.

² Annualized.

Key Fund Statistics

(as of December 31, 2024)
Fund Net Assets	$248,791
Number of Holdings	50
Total Advisory Fee	$595
Annual Portfolio Turnover	28.30%

What did the Fund invest in?

(% of Net Assets as of December 31, 2024)

Sector Breakdown

Information Technology 21.25%
Health Care 14.42%
Industrials 14.03%
Real Estate 13.47%
Financials 11.70%
Consumer Discretionary 7.69%
Utilities 6.17%
Materials 4.27%
Consumer Staples 4.13%
Communication Services 2.29%

Top Ten Holdings
Chart Industries, Inc.	2.99%
West Pharmaceutical Services	2.50%
Verisign, Inc.	2.50%
SEI Investments Co.	2.42%
Viatris, Inc.	2.41%
Tempur Sealy International, Inc.	2.39%
Vornado Realty Trust	2.38%
Tyler Technologies, Inc.	2.32%
News Corp. Class B	2.29%
RLI Corp.	2.25%

How has the Fund Changed?

Termination and Liquidation of the Fund

On February 21, 2025, the Board approved a Plan of Liquidation for the Fund. The Fund is expected to terminate as a series of the Trust and liquidate on or about March 17, 2025 (the “Liquidation Date”). Effective as of the close of regular trading on March 12, 2025, the Fund will be closed to new and subsequent investments and the Fund will de-list with Cboe BZX Exchange, Inc. During the time between market close on March 12, 2025, and the Liquidation Date, the Fund’s shares will not be traded on Cboe BZX Exchange, Inc.

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.shareholdersfirstetf.com/fund-info.

Tuttle Capital Shareholders First Index ETF Tailored Shareholder Report

ITEM 1.(b).    Not applicable.

ITEM 2.       CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.       INVESTMENTS.

(a)      The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)      Not applicable.

ITEM 7.        FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Tuttle Capital Shareholders First Index ETF

FINANCIAL STATEMENTS

AND OTHER INFORMATION

For the period ended December 31, 2024* (unaudited)

* Commencement of operations September 9, 2024.

TUTTLE CAPITAL SHAREHOLDERS FIRST INDEX ETF
Schedule of Investments	December 31, 2024 (unaudited)
		Shares	Value
99.42%	COMMON STOCKS

2.29%	COMMUNICATION SERVICES
	News Corp. Class B	187	$5,690

7.69%	CONSUMER DISCRETIONARY
	Genuine Parts Co.	36	4,203
	LKQ Corp.	124	4,557
	Pool Corp.	13	4,432
	Tempur Sealy International, Inc.	105	5,953
			19,145

4.13%	CONSUMER STAPLES
	Post Holdings, Inc.(A)	41	4,693
	Sysco Corp.	73	5,582
			10,275

11.70%	FINANCIALS
	FirstCash Holdings, Inc.	42	4,351
	International Bancshares Corp.	75	4,737
	Kinsale Capital Group, Inc.	9	4,186
	RLI Corp.	34	5,604
	SEI Investments Co.	73	6,021
	WEX, Inc.(A)	24	4,208
			29,107

14.42%	HEALTH CARE
	Dexcom, Inc.(A)	69	5,366
	Encompass Health Corp.	53	4,895
	Lantheus Holdings, Inc.(A)	48	4,294
	PerkinElmer, Inc.	43	4,799
	STERIS plc ADR	21	4,317
	Viatris, Inc.	481	5,989
	West Pharmaceutical Services	19	6,224
			35,884

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  DECEMBER 31, 2024

TUTTLE CAPITAL SHAREHOLDERS FIRST INDEX ETF
Schedule of Investments - continued	December 31, 2024 (unaudited)
		Shares	Value
14.03%	INDUSTRIALS
	The Brink’s Company	42	$3,896
	Chart Industries, Inc.(A)	39	7,443
	Donaldson Company, Inc.	68	4,580
	Huntington Ingalls Industries	19	3,590
	JB Hunt Transport Services, Inc.	31	5,291
	Pentair plc ADR	53	5,334
	Rollins, Inc.	103	4,774
			34,908

21.25%	INFORMATION TECHNOLOGY
	Enphase Energy, Inc.(A)	44	3,022
	F5, Inc.(A)	22	5,532
	Keysight Technologies, Inc.(A)	32	5,140
	Manhattan Associates, Inc.(A)	18	4,864
	Microchip Technology, Inc.	66	3,785
	Qorvo, Inc.(A)	46	3,217
	Skyworks Solutions, Inc.	55	4,877
	Synaptics, Inc.(A)	70	5,342
	Teledyne Technologies, Inc.(A)	11	5,105
	Tyler Technologies, Inc.(A)	10	5,766
	Verisign, Inc.(A)	30	6,209
			52,859

4.27%	MATERIALS
	Greif, Inc.	86	5,256
	Silgan Holdings, Inc.	103	5,361
			10,617

13.47%	REAL ESTATE
	EastGroup Properties, Inc.(B)	25	4,012
	Federal Realty Investment Trust(B)	43	4,814
	Host Hotels & Resorts, Inc.(B)	276	4,836
	Kimco Realty Corp.(B)	214	5,014
	Mid-America Apartment Communities(B)	30	4,637
	Realty Income Corp.(B)	80	4,273
	Vornado Realty Trust(B)	141	5,928
			33,514

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  DECEMBER 31, 2024

TUTTLE CAPITAL SHAREHOLDERS FIRST INDEX ETF
Schedule of Investments - continued	December 31, 2024 (unaudited)
		Shares	Value
6.17%	UTILITIES
	CenterPoint Energy, Inc.	154	$4,886
	Evergy, Inc.	90	5,540
	Pinnacle West Capital Corp.	58	4,917
			15,343

99.42%	TOTAL COMMON STOCKS
	(Cost: $248,355)		247,342

99.42%	TOTAL INVESTMENTS
	(Cost: $248,355)		247,342
0.58%	Other assets, net of liabilities		1,449
100.00%	NET ASSETS		$248,791

(A)    Non-income producing.

(B)    Real Estate Investment Trust.

ADR — Security represented is held by the custodian in the form of American Depositary Receipts.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  DECEMBER 31, 2024

TUTTLE CAPITAL SHAREHOLDERS FIRST INDEX ETF
Statement of Assets and Liabilities	December 31, 2024 (unaudited)
ASSETS
Investments at value (cost of $248,355) (Note 1)	$247,342
Cash	1,377
Dividends receivable	236
TOTAL ASSETS	248,955
LIABILITIES
Accrued advisory fees (Note 2)	164
TOTAL LIABILITIES	164
NET ASSETS	$248,791
Net Assets Consist of:
Paid-in capital	$250,000
Distributable earnings (accumulated deficits)	(1,209)
Net Assets	$248,791
NET ASSET VALUE PER SHARE
Net Assets	$248,791
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	10,000
Net Asset Value and Offering Price Per Share	$24.88

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  DECEMBER 31, 2024

TUTTLE CAPITAL SHAREHOLDERS FIRST INDEX ETF
Statement of Operations	For the Period Ended December 31, 2024* (unaudited)
INVESTMENT INCOME
Investment income	$1,458
Total investment income	1,458
EXPENSES
Investment Advisory fees (Note 2)	595
Total expenses	595
Net investment income (loss)	863
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	1,963
Net change in unrealized appreciation (depreciation) on investments	(1,013)
Total net realized and unrealized gain (loss) on investments	950
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,813

*   The Fund commenced operations on September 9, 2024.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  DECEMBER 31, 2024

TUTTLE CAPITAL SHAREHOLDERS FIRST INDEX ETF
Statement of Changes in Net Assets	For the Period Ended December 31, 2024* (unaudited)
INCREASE (DECREASE) NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$863
Net realized gain (loss) on investments	1,963
Net change in unrealized appreciation (depreciation) on investments	(1,013)
Increase (decrease) in net assets from operations	1,813
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(3,022)
Decrease in net assets from distributions	(3,022)
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares issued	250,000
Shares redeemed	—
Increase (decrease) in net assets from capital stock transactions	250,000
NET ASSETS
Increase (decrease) during period	248,791
Beginning of period	—
End of period	$248,791

*   The Fund commenced operations on September 9, 2024.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  DECEMBER 31, 2024

TUTTLE CAPITAL SHAREHOLDERS FIRST INDEX ETF
Financial Highlights	Selected Per Share Data Throughout The Period
September 9, 2024* through December 31, 2024 (unaudited)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)	0.09
Net realized and unrealized gain (loss) on investments	0.09
Total from investment activities	0.18
Distributions
Distributions to shareholders	(0.30)
Total distributions	(0.30)
Net asset value, end of period	$24.88

Total Return(2)	0.71%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses	0.75%
Net investment income (loss)	1.09%
Portfolio turnover rate	28.30%
Net assets, end of period (000’s)	$249

(1)   Per share amounts calculated using the average shares outstanding during the period.

(2)   Total return is for the period indicated and has not been annualized.

(3)   Ratios to average net assets have been annualized.

*   Commencement of operations.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  DECEMBER 31, 2024

TUTTLE CAPITAL SHAREHOLDERS FIRST INDEX ETF
Notes to Financial Statements	December 31, 2024 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Tuttle Capital Shareholders First Index ETF (the “Fund”) is a diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on September 9, 2024.

The Fund’s investment objective is to seek to track the investment results, before fees and expenses, of the AJN Shareholders First Equity Index.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the Statement of Operations and the Financial Highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund and the investment manager are party to the expense agreements as disclosed in the Notes to the Financial Statements and resources are not allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the portfolio manager (or potential other options include – principal executive officer, president, treasurer, CEO, core management team, etc.) of the investment manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such

FINANCIAL STATEMENTS  |  DECEMBER 31, 2024

TUTTLE CAPITAL SHAREHOLDERS FIRST INDEX ETF
Notes to Financial Statements - continued	December 31, 2024 (unaudited)

exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Tuttle Capital Management, LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Accounting standards establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value, which are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

FINANCIAL STATEMENTS  |  DECEMBER 31, 2024

TUTTLE CAPITAL SHAREHOLDERS FIRST INDEX ETF
Notes to Financial Statements - continued	December 31, 2024 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of December 31, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$247,342	$—	$—	$247,342
	$247,342	$—	$—	$247,342

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

The Fund held no Level 3 securities at any time during the period ended December 31, 2024.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

FINANCIAL STATEMENTS  |  DECEMBER 31, 2024

TUTTLE CAPITAL SHAREHOLDERS FIRST INDEX ETF
Notes to Financial Statements - continued	December 31, 2024 (unaudited)

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended December 31, 2024, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

FINANCIAL STATEMENTS  |  DECEMBER 31, 2024

TUTTLE CAPITAL SHAREHOLDERS FIRST INDEX ETF
Notes to Financial Statements - continued	December 31, 2024 (unaudited)

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of December 31, 2024:

	Creation Unit Shares	Creation Transaction Fee	Value
Tuttle Capital Shareholders First ETF	10,000	$250	$248,800

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into

FINANCIAL STATEMENTS  |  DECEMBER 31, 2024

TUTTLE CAPITAL SHAREHOLDERS FIRST INDEX ETF
Notes to Financial Statements - continued	December 31, 2024 (unaudited)

contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Board. In addition, the Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.75%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund. The Advisor pays these fees.

FINANCIAL STATEMENTS  |  DECEMBER 31, 2024

TUTTLE CAPITAL SHAREHOLDERS FIRST INDEX ETF
Notes to Financial Statements - continued	December 31, 2024 (unaudited)

Custodian and Transfer Agent

Citibank, N.A. serves as the Fund’s Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a partner of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services.

FINANCIAL STATEMENTS  |  DECEMBER 31, 2024

TUTTLE CAPITAL SHAREHOLDERS FIRST INDEX ETF
Notes to Financial Statements - continued	December 31, 2024 (unaudited)

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term investments for the period ended December 31, 2024, were as follows:

Purchases	Sales
$78,269	$70,664

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended December 31, 2024, were as follows:

Purchases	Sales	Realized Gains
$238,787	$—	$—

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The tax character of distributions paid during the period ended December 31, 2024, were as follows:

Distributions paid from:
Ordinary income	$862
Realized gains	2,160
$3,022

As of December 31, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$1
Accumulated net realized gain (loss) on investments	(197)
Net unrealized appreciation (depreciation) on investments	(1,013)
$(1,209)

FINANCIAL STATEMENTS  |  DECEMBER 31, 2024

TUTTLE CAPITAL SHAREHOLDERS FIRST INDEX ETF
Notes to Financial Statements - continued	December 31, 2024 (unaudited)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$248,355	$12,445	$(13,458)	$(1,013)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the Cboe BZX Exchange, Inc. and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

Period ended December 31, 2024
Shares sold	10,000
Shares redeemed	—
Net increase (decrease)	10,000

FINANCIAL STATEMENTS  |  DECEMBER 31, 2024

TUTTLE CAPITAL SHAREHOLDERS FIRST INDEX ETF
Notes to Financial Statements - continued	December 31, 2024 (unaudited)

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Subsequent to the date of the financial statements, the Board of the Trust approved the following:

Termination and Liquidation of the Tuttle Capital Shareholders First Index ETF

On February 21, 2025, the Board approved a Plan of Liquidation for the Fund. The Fund is expected to terminate as a series of the Trust and liquidate on or about March 17, 2025 (the “Liquidation Date”). Effective as of the close of regular trading on March 12, 2025, the Fund will be closed to new and subsequent investments and the Fund will de-list with Cboe BZX Exchange, Inc. During the time between market close on March 12, 2025, and the Liquidation Date, the Fund’s shares will not be traded on Cboe BZX Exchange, Inc.

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items that require disclosure.

FINANCIAL STATEMENTS  |  DECEMBER 31, 2024

TUTTLE CAPITAL SHAREHOLDERS FIRST INDEX ETF
Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Note applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

For the period ended December 31, 2024, the Advisor paid the following remuneration to Trustees and Officers:

Trustee Compensation	Chief Compliance Officer’s Services
$2,508	$2,284

Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on March 15, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the proposed Investment Advisory Agreement (the “Tuttle Advisory Agreement”) between the ETF Trust and Tuttle Capital Management, LLC (“Tuttle,” or the “Adviser”), with respect to the Tuttle Capital Shareholders First Index ETF (the “Tuttle ETF”). The Board reflected on its discussions with the representatives from Tuttle earlier in the Meeting regarding the manner in which the Tuttle ETF is to be managed and the roles and responsibilities of Tuttle under the Tuttle Advisory Agreement.

The Trustees reviewed a memorandum from counsel of the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the Tuttle Advisory Agreement and the responses of Tuttle to requests for information from Trust Counsel on behalf of the Board. He noted that the response included information on the personnel of and services to be provided by Tuttle, an expense comparison analysis for the Tuttle ETF and comparable ETFs, and the Tuttle Advisory Agreement. He discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Tuttle Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Tuttle; (ii) the investment performance of Tuttle; (iii) the costs of the services to be provided and profits to be realized by Tuttle from the relationship

FINANCIAL STATEMENTS  |  DECEMBER 31, 2024

TUTTLE CAPITAL SHAREHOLDERS FIRST INDEX ETF
Supplemental Information (unaudited) - continued

with the Tuttle ETF; (iv) the extent to which economies of scale would be realized if the Tuttle ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Tuttle Advisory Agreement, including: (i) information regarding the services and support to be provided by Tuttle to the Tuttle ETF and its shareholders; (ii) presentations by management of Tuttle addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Tuttle ETF; (iii) information pertaining to the compliance structure of Tuttle; (iv) disclosure information contained in the Tuttle ETF’s registration statement and the firm’s Form ADV and/or the policies and procedures of the firm; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Tuttle Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Trust Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about Tuttle, including financial information, personnel and the services to be provided by Tuttle to the Tuttle ETF, the firm’s compliance program, current legal matters, and other general information; (ii) projected expenses of the Tuttle ETF and comparative expense information for other ETFs with strategies similar to the Tuttle ETF prepared by an independent third party; (iii) the anticipated effect of size on the Tuttle ETF’ performance and expenses; and (iv) benefits anticipated to be realized by Tuttle from its relationship with the Tuttle ETF.

The Board did not identify any particular information that was most relevant to its consideration to approve the Tuttle Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Tuttle Advisory Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Tuttle.

In this regard, the Board considered the responsibilities of Tuttle the Tuttle Advisory Agreement. The Board reviewed the services to be provided by Tuttle to the Tuttle ETF, including, without limitation, the processes of Tuttle for

FINANCIAL STATEMENTS  |  DECEMBER 31, 2024

TUTTLE CAPITAL SHAREHOLDERS FIRST INDEX ETF
Supplemental Information (unaudited) - continued

assuring compliance with the Tuttle ETF’s investment objectives and limitations; Tuttle’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Tuttle for the Tuttle ETF among the service providers; and the anticipated efforts of Tuttle to promote the Tuttle ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating of Tuttle; the education and experience of the firm’s personnel; and information provided regarding the firm’s compliance program and policies and procedures. After reviewing the foregoing and further information from Tuttle, the Board concluded that the quality, extent, and nature of the services to be provided by Tuttle, was satisfactory and adequate for the Tuttle ETF.

The investment performance of Tuttle.

The Board noted that the Tuttle ETF had not yet commenced operations. The Trustees considered Tuttle’s experience in managing another passively-managed index ETF.

The costs of services to be provided and profits to be realized by Tuttle from the relationship with the Tuttle ETF.

In this regard, the Board considered the financial condition of Tuttle and the level of commitment to the Tuttle ETF by Tuttle. The Board also considered the projected assets and proposed expenses of the Tuttle ETF, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by Tuttle. The Trustees considered the unitary fee structure proposed by Tuttle. The Board compared the proposed unitary fee of the Tuttle ETF to the advisory fees and net expense ratios of ETFs from its Morningstar category, Large Blend (“Category”), and a peer group selected from its Category (“Peer Group”). The Trustees noted that the proposed unitary fee was higher than the median advisory fees of the Category and Peer Group, while the Fund’s projected net expense ratio was also higher than the median of its Category and Peer Group. The Trustees noted that the proposed advisory fee and projected net expense ratio were within the range of fund in the Category and Peer Group. The Trustees acknowledged Tuttle’s representation that the proposed advisory fees are appropriate for a passively managed fund with a unique strategy such as the Tuttle ETF. The Trustees also noted that Tuttle does not manage any separate accounts with strategies similar to those of the Tuttle ETF. After further consideration, the Board concluded that the projected profitability and fees to be paid to Tuttle were within an acceptable range in light of the services to be rendered by Tuttle.

FINANCIAL STATEMENTS  |  DECEMBER 31, 2024

TUTTLE CAPITAL SHAREHOLDERS FIRST INDEX ETF
Supplemental Information (unaudited) - continued

The extent to which economies of scale would be realized as the Tuttle ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the Tuttle ETF’s investors.

The Trustees considered that it was not anticipated that the Tuttle ETF would be of sufficient size to achieve economies of scale in the first few years of operations. The Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Tuttle ETF; the basis of decisions to buy or sell securities for the Tuttle ETF; and the substance and administration of the Code of Ethics and other relevant policies of Tuttle. The Board noted that Tuttle may use soft dollars, but would inform the Board if it decided to do so, and that it does not anticipate utilizing commission recapture with regard to the Tuttle ETF. The Board also considered potential benefits for Tuttle in managing the Tuttle ETF. Following further consideration and discussion, the Board concluded that the standards and practices of Tuttle relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Tuttle from managing the Tuttle ETF were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Tuttle Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Tuttle Advisory Agreement.

FINANCIAL STATEMENTS  |  DECEMBER 31, 2024

ITEM 8.       CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.       PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.      REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes renumeration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.       STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract renewal in the Supplemental Information.

ITEM 12.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.      PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.      CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.       DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.      RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.      EXHIBITS.

(a)(1)        Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)       Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)       Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)    Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)   Change in the registrant’s independent public accountant – Not applicable.

(b)      Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 7, 2025
By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: March 7, 2025

*   Print the name and title of each signing officer under his or her signature.